Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF THE COMPANY
26	CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable to disclose the condensed financial information of the Company.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries and VIEs”. The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income/ (loss) from its subsidiaries and VIEs is reported as share of income/ (loss) from subsidiaries and VIEs in the condensed financial statements. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted.

As of December 31, 2021, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Balance Sheets

	As of December 31,
	2020	2021
Assets
Current assets:
Cash	-	10,812
Prepaid expenses and other current assets	-	7,767
Total assets	-	18,579
Non-current assets
Investments in subsidiaries and VIEs	108,639	222,869
Total non-current assets and total assets	108,639	241,448

Liabilities and Shareholders’ Equity / (Deficit)
Current liabilities
Amounts due to a related party	157,663	10,434
Bank loan	46,637	-

Total current liabilities and total liabilities	204,300	10,434
Shareholders’ equity / (deficit)
Ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized; and 70,488,700 shares issued and outstanding as of December 31, 2020, and 86,838,700 shares issued and outstanding as of December 31, 2021, respectively)	—	6
Additional paid-in capital	64,128	389,199
Statutory reserves	41,591	49,060
Accumulated other comprehensive loss	144	462
Accumulated deficits	(201,524)	(207,713)

Total shareholders’ equity / (deficit)	(95,661)	231,014
Total liabilities and shareholders’ equity / (deficit)	108,639	241,448

Condensed Statements of Comprehensive Income/ (Loss)

	Years Ended December 31,
	2019	2020	2021
Share of (loss) / income from subsidiaries and VIEs	31,605	80,818	52,693
Net income before income taxes	31,605	80,818	52,693
Income tax expense	—	—	—
Net (loss) / income of the Company	31,605	80,818	52,693
Other comprehensive (loss)/income	1,929	(8,019)	3,635
Comprehensive (loss)/ income	33,534	72,799	56,328